STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of options outstanding

The following is a continuity schedule of options outstanding [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options	Weighted average exercise price		Number of options exercisable

Outstanding at December 31, 2009	7,150,544	Cdn$	34.26	4,988,544
Granted	6,341,000		34.04	—
Exercised	(1,504,616)		34.31	(1,504,616)
Cancelled [i]	(844,478)		33.04	(844,478)
Vested	—		—	722,666

Outstanding at December 31, 2010	11,142,450	Cdn$	34.22	3,362,116
Exercised [ii]	(2,737,253)		33.28	(2,737,253)
Cancelled	(1,537,830)		48.86	(1,426,164)
Vested	—		—	2,868,001

Outstanding at December 31, 2011	6,867,367	Cdn$	31.54	2,066,700
Granted	1,389,000		48.22	—
Exercised [iii]	(1,525,159)		28.46	(1,525,159)
Cancelled	(107,966)		53.14	(58,967)
Vested	—		—	2,745,000

Outstanding at December 31, 2012	6,623,242	Cdn$	35.39	3,227,574

The total intrinsic value of options exercised during 2012 was $6 million [2011 - $19 million; 2010 - $14 million].

[i]	On August 19, 2010, options to acquire 243,000 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $4 million and was charged to contributed surplus.

On November 8, 2010, options to acquire 386,666 Common Shares were surrendered for cancellation in exchange for payment of the in-the-money value of such options on such date. The aggregate in-the-money value of the options surrendered was $8 million and was charged to contributed surplus.

[ii]	On June 22, 2011, the Company’s Honorary Chairman and Founder, Mr. Stronach, exercised 1,083,333 options on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $25 million were made to Mr. Stronach.

On July 13, 2011, 200,001 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $5 million were made to the stock option holder.

[iii]	On February 26, 2012, 200,000 options were exercised on a cashless basis in accordance with applicable stock option plans. On exercise, cash payments totalling $4 million were made to the stock option holder.

Summary of characteristics of options outstanding

At December 31, 2012, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
	Number of options		Remaining contractual life [years]	Number of options exercisable

$15 to $20		986,868	3.2		986,868
$25 to $30		3,050,032	4.2		1,400,032
$35 to $40		60,000	4.0		60,000
$40 to $45		27,342	0.5		27,342
$45 to $50		1,384,000	2.8		10,000
$50 to $55		1,115,000	5.0		743,332

		6,623,242			3,227,574

Weighted average exercise price	Cdn$	35.39		Cdn$	30.93

Weighted average life remaining [years]		4.54			4.00

Aggregate intrinsic value at December 31, 2012		$93			$60

Fair value of stock options granted

The weighted average assumptions used in measuring the fair value of stock options granted or modified are as follows:

	2012	2011	2010

Risk-free interest rate	2.23%	—	2.26%
Expected dividend yield	2.00%	—	2.00%
Expected volatility	43%	—	35%
Expected time until exercise	4.5 years	—	4 years

Weighted average fair value of options granted or modified in year [Cdn$]	$15.37	$—	$10.00

Schedule of reduction in stated value of company's common shares

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers]:

	Number of shares	Stated value

Awarded and not released, December 31, 2009	1,371,978	$45
Release of restricted stock	(189,242)	(5)

Awarded and not released, December 31, 2010	1,182,736	40
Release of restricted stock	(156,432)	(5)

Awarded and not released, December 31, 2011	1,026,304	35
Release of restricted stock	(143,316)	(5)

Awarded and not released, December 31, 2012	882,988	$30

Schedule of restricted stock unit programs outstanding

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers]:

	Equity classified RSUs	Liability classified RSUs	Liability classified DSUs	Total

Outstanding at December 31, 2009	184,084	12,272	153,013	349,369
Granted	20,940	26,000	40,954	87,894
Dividend equivalents	946	391	1,758	3,095
Redeemed	(24,238)	(4,421)	(9,377)	(38,036)

Outstanding at December 31, 2010	181,732	34,242	186,348	402,322
Granted	208,458	4,150	22,669	235,277
Dividend equivalents	2,022	946	4,696	7,664
Redeemed	(24,486)	(9,532)	(15,267)	(49,285)

Outstanding at December 31, 2011	367,726	29,806	198,446	595,978
Granted	320,131	15,364	37,456	372,951
Dividend equivalents	1,895	1,133	5,145	8,173
Redeemed	(84,322)	(26,204)	(34,124)	(144,650)

Outstanding at December 31, 2012	605,430	20,099	206,923	832,452

Summary of Stock-based compensation expense recorded in selling, general and administrative expenses

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2012	2011	2010

Incentive Stock Option Plan [i]	$19	$21	$43
Long-term retention	5	7	9
Restricted stock unit	14	6	1

	38	34	53

Fair value adjustment for liability classified DSUs	4	(3)	4

Incentive Stock Option Plan	$42	$31	$57

[i]	During 2010, option agreements with three departing executives were modified resulting in a one-time charge to compensation expense of $20 million. These charges represent the fair value of the options at the date of modification net of originally measured compensation cost which was reversed.